Liquidity and Going Concern	12 Months Ended
Mar. 31, 2024
Liquidity and Going Concern [Abstract]
Liquidity and going concern

4. Liquidity and going concern

As of March 31, 2024, the Company had net loss for the year, accumulated deficits, cash used in operating activities that raise substantial doubt about its ability to continue as a going concern. Management plans to continue to focus on improving operational efficiency and cost reductions. In parallel, the Company continually monitors its capital structure and operating plans and evaluates various potential funding alternatives that may be needed in order to finance the Company’s business development activities, general and administrative expenses and growth strategy. These alternatives include external borrowings, raising funds through public equity or debt markets.

The accompanying audited consolidated financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. These audited consolidated financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.